Financial instruments (Details)	Dec. 31, 2011	Dec. 31, 2010
Interest rates and maturities long-term floating rate notes, discount rates and credit losses modeled
Probability weighted average coupon interest rate	0.80%	0.80%
Weighted average discount rate	6.10%	7.10%
Expected repayments of long-term floating rate notes	Approximately 5 years	Approximately 6 years
MAV 2 eligible asset notes
Interest rates and maturities long-term floating rate notes, discount rates and credit losses modeled
Credit losses	0	1% to 100%
MAV 3 Class 9 Traditional Asset Tracking notes
Interest rates and maturities long-term floating rate notes, discount rates and credit losses modeled
Credit losses		0.01